INCOME TAX EXPENSE (Schedule of current and deferred components of income tax expense) (Details 1) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current income tax expense | ¥				¥ 1,504
Deferred income tax expense | ¥
Total income tax expense for the year from continuing operations | ¥				1,504
Total income tax expense for the year from discontinued operations | ¥
Income tax expense | ¥				¥ 1,504
USD [Member]
Current income tax expense | $
Deferred income tax expense | $
Total income tax expense for the year from continuing operations | $
Total income tax expense for the year from discontinued operations | $
Income tax expense | $